PREPAID EXPENSES AND DEPOSITS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2023	Oct. 01, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid expenses related party	$ 11,745	$ 84,382		$ 0
Securtiy deposit			$ 16,942
Master Services Agreement [Member] | Related Party [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid the related party expense	$ 15,000